Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2004
Joel Popkin And Co [Member]
Related Party Transaction [Line Items]
Officers Compensation For Accounting Services	$ 47,080	$ 50,377
Officers Compensation For Tax Preparation Services	4,500	5,000
Director [Member]
Related Party Transaction [Line Items]
License Costs	12,000	12,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Officers' Compensation	25,000	25,000	25,000
President And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Officers' Compensation			$ 25,000